Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	2019	2018
Accrued payroll	$809	$924
Accrued interest	3,910	6,304
Accrued expenses	3,808	4,542
Total	$8,527	$11,770

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of December 31, 2019 and December 31, 2018.